Debt - Additional Information (Detail)	12 Months Ended					12 Months Ended						0 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Denominated Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2014 Denominated Revolving Credit Facilities [Member] EUR (€)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Warrant [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] USD ($)	Dec. 31, 2014 Fixed Rate Notes [Member]	Dec. 31, 2014 Floating Rate Notes [Member]	Dec. 31, 2014 Secured Debt [Member]	Feb. 18, 2014 Term Loan Due March 4, 2017 [Member] USD ($)	Dec. 31, 2014 Term Loan Due March 4, 2017 [Member] USD ($)	Dec. 31, 2014 2019 Cash Convertible Senior Notes [Member] USD ($)	Nov. 30, 2014 2019 Cash Convertible Senior Notes [Member] USD ($)	Dec. 31, 2014 2019 Cash Convertible Senior Notes [Member] Minimum [Member]	Dec. 31, 2014 Notes Hedges [Member] USD ($)
Debt Instrument [Line Items]
Short-term bank borrowings	$ 8,000,000	$ 24,000,000
Weighted average interest rate	2.30%	3.50%
Percentage of total notes									81.00%	19.00%
Remaining tenor of debt	4 years 7 months 6 days										3 years 7 months 6 days			4 years 10 months 24 days
Interest accrued for debt	28,000,000	27,000,000
Total long-term debt	3,979,000,000	3,281,000,000												945,000,000
Increase in long-term debt	698,000,000
Gain (loss) on extinguishment of debt	3,000,000	114,000,000	161,000,000
Principal amount													400,000,000	1,150,000,000
Notes due date												March 4, 2017
Net proceeds												100,000,000
Cash on hand													5,000,000
Repayment of principal amount												486,000,000
Pay related call premiums												5,000,000
Pay related accrued interest												4,000,000
Principal amount of debt	791,000,000	1,033,000,000												1,150,000,000
Cash convertible senior notes, interest rate															1.00%	1.00%
Cash convertible senior notes, maturity date														Dec. 01, 2019
Fees and expenses capitalized as deferred financing costs														16,000,000
Common stock price trigger								$ 102.84
Debt instrument trading price, percentage	98.00%
Initial cash conversion rate, shares														9.7236
Initial cash conversion price, debt														1,000
Cash conversion price														$ 102.84
Minimum principal amount on fundamental change repurchase date														200,000
Cash Convertible Senior Notes, Description														If a “fundamental change” (as defined below in this section) occurs at any time, holders will have the right, at their option, to require us to repurchase for cash all of their 2019 Cash Convertible Senior Notes, or any portion of the principal thereof that is equal to $1,000 or a multiple of $1,000 (provided that the portion of any global note or certified note, as applicable, not tendered for repurchase has a principal amount of at least $200,000, on the fundamental change repurchase date.
Common stock exchange percentage threshold						50.00%
Percentage of consideration received by share holders						90.00%
Fair value of notes														203,000,000	208,000,000
Aggregate cost of the Notes Hedges																	208,000,000
Estimated fair value of the Notes Hedges																	203,000,000
Issue of warrants to purchase shares of common stock							11,180,000
Exercise price							$ 133.32
Warrants expiration date							Mar. 02, 2012
Warrants expiration extended date							Apr. 30, 2020
Cash proceeds from the sale of the warrants	134,000,000						134,000,000
Estimated fair value of the warrants							136,000,000
Fair value of Cash Convertible Senior Notes														1,176,000,000
Annual repayment of Term Loan	8,000,000
Revolving credit facility				$ 754,000,000	€ 620,000,000